Group companies	12 Months Ended
Dec. 31, 2024
Group companies
Group companies

Group companies

In accordance with Section 409 of the Companies Act 2006, a full list of subsidiaries, associates, joint arrangements, joint ventures and partnerships are listed below as at 31 December 2024, including their country of incorporation. All companies are 100% owned, unless otherwise indicated. The share capital disclosed comprises ordinary shares which are indirectly held by Smith & Nephew plc, unless otherwise stated.

Company name	Country of operation and incorporation	Registered Office	Company name	Country of operation and incorporation	Registered Office
UK			Smith & Nephew UK Pension Fund Trustee Limited[2]	England & Wales	Watford
Additive Instruments Limited	England & Wales	Watford
Michelson Diagnostic Limited[3] (6.4%)	England & Wales	Nottingham	Smith & Nephew USD Limited[1]	England & Wales	Watford
Neotherix Limited[3] (24.9%)	England & Wales	York	Smith & Nephew USD One Limited[1]	England & Wales	Watford
Smith & Nephew (Overseas) Limited[1,4]	England & Wales	Watford	T.J.Smith and Nephew, Limited	England & Wales	Hull
Smith & Nephew Beta Limited[2]	England & Wales	Watford	The Albion Soap Company Limited[2]	England & Wales	Watford
Smith & Nephew China Holdings	England & Wales	Watford	TP Limited[1]	Scotland	Edinburgh
UK Limited[1]			Rest of Europe
Smith & Nephew Employees Trustees Limited[2]	England & Wales	Watford	Smith & Nephew GmbH	Austria	Vienna
Smith & Nephew ESN Limited[2]	England & Wales	Watford	Smith & Nephew S.A.-N.V	Belgium	Zaventem
Smith & Nephew Extruded Films Limited[2]	England & Wales	Hull	Smith & Nephew A/S	Denmark	Kobenhavn
Smith & Nephew Finance[2]	England & Wales	Watford	Smith & Nephew Oy	Finland	Helsinki
Smith & Nephew Finance Oratec[2]	England & Wales	Watford	Smith & Nephew France SAS[1]	France	Neuilly-sur-Seine
Smith & Nephew Healthcare Limited[2]	England & Wales	Hull	Smith & Nephew S.A.S.	France	Neuilly-sur- Seine
Smith & Nephew Investment Holdings Limited[1]	England & Wales	Watford	Smith & Nephew Business Services GmbH & Co. KG1	Germany	Hamburg
Smith & Nephew Lilia Limited[2]	England & Wales	Watford	Smith & Nephew Business Services Verwaltungs GmbH	Germany	Hamburg
Smith & Nephew Medical Fabrics Limited[2]	England & Wales	Watford	Smith & Nephew Deutschland (Holding) GmbH[1]	Germany	Hamburg
Smith & Nephew Medical Limited	England & Wales	Hull	Smith & Nephew GmbH	Germany	Hamburg
Smith & Nephew Nominee Company Limited[2]	England & Wales	Watford	Smith & Nephew Orthopaedics GmbH	Germany	Tuttlingen
Smith & Nephew Nominee Services Limited[2]	England & Wales	Watford	Smith & Nephew Robotics GmbH	Germany	Munich
Smith & Nephew Orthopaedics Limited	England & Wales	Watford	Smith & Nephew (Ireland) Trading Limited	Ireland	Dublin
Smith & Nephew Pharmaceuticals Limited[2]	England & Wales	Hull	Smith & Nephew S.r.l.	Italy	Milan
Smith & Nephew Raisegrade Limited[1,2]	England & Wales	Watford	Smith & Nephew International S.A.[1]	Luxembourg	Luxembourg
Smith & Nephew Rareletter Limited[2]	England & Wales	Watford	Smith & Nephew (Europe) B.V.[1]	Netherlands	Amsterdam, 2132NP
Smith & Nephew Trading Group Limited[1]	England & Wales	Watford	Smith & Nephew B.V.	Netherlands	Amsterdam, 2132NP
Smith & Nephew UK Executive Pension Scheme Trustee Limited[2]	England & Wales	Watford	Smith & Nephew Nederland CV	Netherlands	Amsterdam, 2132NP
Smith & Nephew UK Limited[1,4]	England & Wales	Watford

Company name	Country of operation and incorporation	Registered Office	Company name	Country of operation and incorporation	Registered Office
Smith & Nephew Operations B.V.	Netherlands	Amsterdam, 2132NP	Smith & Nephew Surgical Pty Limited[2]	Australia	Macquarie Park
Serda B.V.[3] (48.32%)	Netherlands	Amsterdam, 1105BP	Smith & Nephew Comercio de Produtos Medicos LTDA	Brazil	São Paulo
Smith & Nephew AS	Norway	Oslo	Smith & Nephew Comercio de Produtos Medicos LTDA, Diadema Branch[5]	Brazil	Diadema
Smith & Nephew sp. z.o.o.	Poland	Warsaw	Smith & Nephew Comercio de Produtos Medicos LTDA, Rio de Janeiro Branch[5]	Brazil	Rio de Janeiro
Smith & Nephew Lda	Portugal	Forte da Casa	Smith & Nephew Comercio de Produtos Medicos LTDA, São José dos Campos Branch[5]	Brazil	São José
S&N ORION PRIME, S.A.	Portugal	Coimbra	Smith & Nephew Inc.[1]	Canada	Ontario
DC LLC	Russian Federation	Puschino	Smith & Nephew Finance Holdings Limited[4]	Cayman Islands	George Town 1104
Smith & Nephew LLC	Russian Federation	Moscow	TEAMfund, LP3 (6.765%)	Cayman Islands	George Town 9008
Smith & Nephew S.A.U	Spain	Barcelona	Smith & Nephew Chile SpA[2]	Chile	Chile
Smith & Nephew Aktiebolag	Sweden	Molndal	Plus Orthopedics (Beijing) Co. Limited[2]	China	Shunyi District, Beijing
Lumina Adhesives AB3 (1.59%)	Sweden	Gothenburg	Smith & Nephew Medical (Shanghai) Limited	China	Shanghai Ao Na Rd
Atracsys Sàrl	Switzerland	Puidoux	Smith & Nephew Medical (Shanghai) Limited Beijing Branch[5]	China	Dong Cheng
Plus Orthopedics Holding AG1	Switzerland	Zug	Smith & Nephew Medical (Shanghai) Limited Chengdu Branch[5]	China	Wu Hou
Smith & Nephew Manufacturing AG	Switzerland	Aarau	Smith & Nephew Medical (Shanghai) Limited Guangzhou Branch[5]	China	Yue Xiu
Smith & Nephew Orthopaedics AG1	Switzerland	Zug	Smith & Nephew Medical (Shanghai) Limited Shanghai Branch[5]	China	Jing’an
Smith & Nephew Schweiz AG	Switzerland	Zug	Smith & Nephew Medical (Shanghai) Limited Shanghai Second Branch[5]	China	Shanghai Xin Jin Qiao Rd
Smith & Nephew AG	Switzerland	Zug	Smith & Nephew Medical (Suzhou) Limited	China	Suzhou City
Smith & Nephew Orthopaedics AG Aarau Branch[5]	Switzerland	Aarau	Smith & Nephew Orthopaedics (Beijing) Co., Ltd	China	Kechuang Dongliujie
			S&N Holdings SAS[1]	Colombia	Bogota
US			Smith & Nephew Colombia S.A.S	Colombia	Bogota
Arthrocare Corporation	United States	Wilmington	ArthroCare Costa Rica Srl	Costa Rica	Alajuela
Ascension Orthopedics, Inc.	United States	Wilmington	Smith & Nephew Curaçao N.V.[2]	Curaçao	Willemstad
Austin Miller Trauma LLC	United States	Wilmington	Smith & Nephew Beijing Holdings Limited[1]	Hong Kong	Hong Kong
Bioventus Inc.[3,6] (27.13%)	United States	Wilmington	Smith & Nephew Limited	Hong Kong	Hong Kong
Bioventus LLC[3,7] (9.54%)	United States	Wilmington	Smith & Nephew Suzhou Holdings Limited[1]	Hong Kong	Hong Kong
Blue Belt Technologies, Inc.	United States	Philadelphia	Smith & Nephew GBS Private Limited	India	Pune
Ceterix Orthopaedics, Inc.	United States	Wilmington	Smith & Nephew Healthcare Private Limited	India	Mumbai
CartiHeal Inc.	United States	Wilmington	Smith & Nephew KK	Japan	Tokyo
Engage Uni LLC	United States	Wilmington	Smith & Nephew Chusik Hoesia	Korea, Republic of	Seoul
Integrated Shoulder Collaboration, Inc.	United States	Wilmington	Smith & Nephew Healthcare Sdn. Bhd	Malaysia	Kuala Lumpur
Leaf Healthcare Inc.	United States	Wilmington	Smith & Nephew Operations Sdn. Bhd	Malaysia	Kuala Lumpur
Miach Orthopaedics, Inc³ (8.22%)	United States	Dover GD	Smith & Nephew Services Sdn. Bhd	Malaysia	Kuala Lumpur
Osiris Therapeutics, Inc.	United States	Timonium	Smith & Nephew S.A. de C.V.	Mexico	Mexico City
Rotation Medical, Inc.	United States	Wilmington	Smith & Nephew Limited[1]	New Zealand	Auckland
Sinopsys Surgical, Inc.[3] (1.44%)	United States	Wilmington	Smith & Nephew Superannuation Scheme Limited	New Zealand	Auckland
Smith & Nephew Consolidated, Inc.[1]	United States	Wilmington
Smith & Nephew, Inc.[1]	United States	Wilmington
IntraFuse LLC Investment[3] (42.16%)	United States	Utah
Trice Medical Inc.[3] (0.5%)	United States	Wilmington 19808
Tusker Medical, Inc.	United States	Wilmington
Africa, Asia, Australasia and Other Americas
Smith & Nephew Argentina S.R.L.[2]	Argentina	Buenos Aires
Smith & Nephew Pty Limited	Australia	Macquarie Park
Smith & Nephew Surgical Holdings Pty Limited[1,2]	Australia	Macquarie Park

Group companies continued

Company name	Country of operation and incorporation	Registered Office	Registered Office addresses
			Tuttlingen	Alemannenstrasse 14, 78532, Tuttlingen, Germany
Smith & Nephew (Overseas) Limited Philippines Branch[2,5]	Philippines	Manila	Dublin	9 Clare Street, Dublin 2, D02 HH30, Ireland
Smith & Nephew, Inc.	Puerto Rico	San Juan	Milan	Sesto San Giovanni (MI) Viale T. Edison 110 CAP 20099 Italy
Smith & Nephew USD Limited Office for Technical & Scientific Services[5]	Saudi Arabia	Riyadh	Luxembourg	1A, rue Jean Piret, L-2350, Luxembourg, Luxembourg
Branch of Smith & Nephew Regional Headquarter Company[5]	Saudi Arabia	Riyadh 13244	Amsterdam 2132NP	Bloemlaan 2, 2132NP, Hoofddorp, The Netherlands
Smith & Nephew Asia Pacific Pte. Limited[1]	Singapore	Singapore	Amsterdam 1105BP	Paasheuvelweg 25, 1105BP, Amsterdam, The Netherlands
Smith & Nephew Pte Limited	Singapore	Singapore	Oslo	Snaroyveien 36, FORNEBU, 1364, Norway
Smith & Nephew (Pty) Limited[1]	South Africa	Westville	Warsaw	Ul Osmanska 12, 02-823, Warsaw, Poland
Smith & Nephew Pharmaceuticals (Proprietary) Limited[2]	South Africa	Westville	Forte da Casa	Rua do Parque Tejo, numbers 7, 7-A and 7-B 2625-437 Forte da Casa, Povoa de Santa Iria and Forte da Casa, Vila Franca de Xira, Portugal
Smith & Nephew (Overseas) Limited Taiwan Branch[5]	Taiwan	Taipei	Coimbra	Rua Pedro Nunes, Instituto Pedro Nunes, Edificio IPN-D, 3030-199, Coimbra, Portugal
Smith & Nephew Limited	Thailand	Huai Khwang District, Bangkok	Moscow	2nd Syromyatnichesky Lane, 9th floor, Premises 1, Room 1, Moscow, 105120, Russian Federation
Smith ve Nephew Medikal Cihazlar Ticaret Limited Sirketi	Turkey	Istanbul	Puschino	8/1 Stroiteley Street, 142290, City of Puschino, Moscow Region, Russian Federation
Smith & Nephew FZE	United Arab Emirates	Jebel Ali, Dubai	Barcelona	Edificio Conata I, c/Fructuos Gelabert 2 y 4, San Joan Despi – 08970, Barcelona, Spain
Smith & Nephew FZE (DHCC Branch)[5]	United Arab Emirates	HealthCare City, Dubai	Molndal	Krokslatts fabriker 39 431 37 Molndal, Sverige, Sweden
The Representative Office Of Smith & Nephew Asia Pacific Pte. Limited	Vietnam	Ho Chi Minh City	Gothenburg	Varbergsgatan 2A/412 65 Göteborg, Sweden
CartiHeal Ltd[1]	Israel	Kfar Saba	Puidoux	Route du Verney 20, 1070, Puidoux, Switzerland
			Zug	Theilerstrasse 1A, 6300, Zug, Switzerland
1 Holding company.			Aarau	Schachenallee 29, 5000, Aarau, Switzerland
2 Dormant company.			US
3 Not 100% owned by Smith & Nephew Group.			Wilmington	CT Corporation, 1209 Orange Street, Wilmington DE 19801, USA
4 Directly owned by Smith & Nephew plc.			Philadelphia	CT Corporation 1515 Market Street, Philadelphia, PA 19102, USA
5 Branch of a company in Smith & Nephew Group.			Wilmington 19808	251 Little Falls Drive, Wilmington DE 19808, USA
6 Represents 27.13% voting rights and 7.68% economic interest.			Dover GD	160 Greentree Drive, Suite 101, Dover, DE, 19904, USA
7 Represents 9.54% economic interest.			Pennsylvania	63 Burke Road, Cranberry Township, Butler County PA 16066, USA
			Timonium	CT Corp. 2405 York Road, Suite 201, Lutherville Timoniun, MD 21093, USA
			Utah	P.O. Box 6008, North Logan, UT 84341, USA
Registered Office addresses			Phoenix	CT Corporation System, 3800 North Central Avenue, Suite 460, Phoenix AZ 85012, USA
UK			Africa, Asia, Australasia and Other Americas
Watford	Building 5, Croxley Park, Hatters Lane, Watford, Hertfordshire, WD18 8YE		Buenos Aires	Maipu 1300, 13th Floor, Buenos Aires, Argentina
Nottingham	80 Mount Street, Cumberland Court, Nottingham, NG1 6HH.		Macquarie Park	Suite 1.01, Level 1, Building B, Pinnacle Office Park, 4 Drake Avenue, Macquarie Park, NSW 2113, Australia
York	25, Carr Lane, York, YO26 5HT		São Paulo	Av. das Nações Unidas, 14171- 23º andar – Torre C- Crystal, Vila Gertrudes, São Paulo, CEP 043794-000, Brazil
Hull	101 Hessle Road, Hull, HU3 2BN		Diadema	Avenida Fagundes de Oliveira, 538, Piraporinha, Mbigucci Diadema Business Park, Module B21 and B22, City of Diadema São Paulo CEP 09950-300 Brazil
Edinburgh	4th Floor, 115 George Street, Edinburgh, EH2 4JN		Rio de Janeiro	Rua Francisco de Sousa e Melo, 1590, Galpao 3 Armazem 103 parte, Bairro Cordovil, Rio de Janeiro, CEP 21010-900, Brazil
Rest of Europe
Vienna	Concorde Business Park, C3, 2320, Schwechat, Austria
Zaventem	Ikaroslaan 45, 1930 Zaventem, Belgium
Kobenhavn	Kay Fiskers Plads 9, 1. 2300. Kobenhavn S, Denmark
Helsinki	Lentäjäntie 1, 01530 Vantaa, Finland
Neuilly-sur-Seine	40-52, Boulevard du Parc, 92200 Neuilly-sur-Seine, France
Hamburg	Friesenweg 30, 22763, Hamburg, Germany
Munich	Rosenheimer Straße 116, Munich, 81669, Germany

Registered Office addresses		Registered Office addresses
São José	Rua Dionizio Chinelato Nr. 100 – Complemento Galpão 01 – Sala o1 CEP 12.238-578 Bairro – Eldorado, Municipio São José dos Campos SP	Willemstad	Pietermaai 15, PO Box 4905, Curaçao
Ontario	2280 Argentia Road, Mississauga ON L5N 6H8, Canada	Hong Kong	Unit 813 – 816, 8/F, Delta House, 3 On Yiu Street, Shatin, New Territories, Hong Kong
Chile	Alonso de Cordova 5320 OF 1401 PS14, Las Condes, Rol 751-76, Santiago, Chile	Pune	Podium Floor Tower 4, World Trade Center S No1 Kharadi, Pune, Maharashtra-MH, 411014, India
Georgetown 1104	c/o Maples Corporate Services Limited, P.O. Box 309, Ugland house, Grand Cayman, KY1-1104, Cayman Islands	Mumbai	501-B – 509-B Dynasty Business Park, Andheri Kurla Road, Andheri East, Mumbai-59, Maharashtra, India
Georgetown 9008	Walkers Corporate Limited, Cayman Corporate Centre, 27 Hospital Road, George Town, Grand Cayman, KY1-9008, Cayman Islands	Tokyo	14th Floor, World Trade Center Building South Tower, 2-4-1 Hamamatsucho, Minato-ku, Tokyo, 105-5114, Japan
Chao Yang District, Beijing	Room 17-021, Internal B17 floor, B3-24th floor, No 3 Xin Yuan South Rd, Chao Yang District, Beijing, China	Seoul	13th Floor, ASEM Tower, Gangnam-gu 13th Floor, ASEM Tower, 159-1 Samsung-dong, Seoul, Korea
Shunyi District, Beijing	22 Linhe Avenue, Linhe Economic Development Zone, Shunyi District, Beijing, 101300, China	Kuala Lumpur	Level 25, Menara Hong Leong, NO. 6 Jalan Damanlela Bukit Damansara Kuala Lumpur W.P. 50490 Kuala Lumpur, Malaysia
Shanghai Ao Na Rd	Part B, 4th Floor, Tong Yong Building, No 188 Ao Na Rd, Shanghai Free Trade Test Zone, Shanghai, China	Mexico City	Av. Insurgentes Sur, numero 1602, Piso No.7, Oficina 702, Colonia Credito, Constructor, Delegacion Benito Juarez, C.P. 03940, Mexico
Dong Cheng District	Unit B1, 2/F, Tower A, East Gate Plaza No.9, Dongshong Street Dong Cheng District, Beijing, China	Auckland	621 Rosebank Road, Avondale, Auckland, 1026, New Zealand
Wu Hou District	No 5. 15th Floor, Unit 1, Building, 1 Li Bao Building, No 62 North Ke Hua Rd, Wu Hou District, Chengdu, China	Manila	6/F Alfaro St, Salcedo Village, Makati City, Metro Manila, Philippines
Yue Xiu District	Room 2503, No 33, 6th Jian She Rd, Yue Xiu District, Guang Zhou, China	San Juan	Edificio Cesar Castillo, Calle Angel Buonomo #361, Hato Rey, 00917, Puerto Rico
Jing'an District	Unit 09, Nominal Level 12 (Actual Level 11), Central Section of Bohua Square Office Tower, No. 669 Xinzha Road, Jing’an District, Shanghai, China	Singapore	29 Media Circle, #06-05, Alice@Mediapolis, Singapore, 138565, Singapore
Shanghai Xin Jin Qiao Rd	Room 102, Floor 1, Building 3 (B1), No. 1599, Xin Jin Qiao Road China (Shanghai) Pilot Free Trade Zone, Shanghai, China	Westville	30 The Boulevard, Westway Office Park, Westville, 3629, South Africa
Suzhou City	12, Wuxiang Road, West Area of Comprehensive Bonded Zone, Suzhou Industrial Park, Suzhou City, SIP, Jiangsu Province, China	Taipei	9F-2, No. 50, Sec. 1, Xinsheng South Road, Zhongzheng District Taipei City 10059, Taiwan
Riyadh	Business Gate Exit 8 Airport Road, Riyadh, Saudi Arabia	Huai Khwang District, Bangkok	16th Floor Building A, 9th Tower Grand Rama 9, 33/4 Rama 9 Road, Huai Khwang District, Bangkok, 10310, Thailand
Riyadh 13244	7555- Muhammad AI Barwadi Qurtubah, Riyadh 2474- 13244, Unit Number 301, Kingdom of Saudi Arabia	Istanbul	Mahmutbey Mahallesi, 2538. Sokak, Kısık Plaza Apt. No:6/Z1, Istanbul, Bağcılar, Turkey
Kechuang Dongliujie	No. 98 Kechuang Dongliujie, Beijing Economic and Technical Development Area, Beijing, China	Jebel Ali, Dubai	PO Box 16993 LB02016, Jebel Ali, Dubai, United Arab Emirates
Bogota	Calle 100 No. 7 – 33 to 1 P3, Bogota D.C., Colombia	HealthCare City, Dubai	Floor 1, Building 52, Dubai Healthcare City, Dubai, United Arab Emirates
Alajuela	Building B32, 50 meters South of Revisión Téchnica Vehicular, Province de Alajuela, Canton Alajuela, Coyol Free Zone, District San José, Costa Rica	Ho Chi Minh City	Room 02, 18th floor, TNR building, 180-192, Nguyen Cong Tru street, Nguyen Thai Binh Ward, District 1, Ho Chi Minh City, Vietnam
		Kfar Saba	17 Atir Yeda St, Kfar Saba, 4464313, Israel